Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company (Tables)	12 Months Ended
Dec. 31, 2012
Additional Information - Financial Statement Schedule I Condensed Financial Information of Parent Company [Abstract]
Condensed Financial Information of Parent Company Balance Sheets
	December 31,
	2011	2012
ASSETS
Current assets:
Cash and cash equivalents	$241,842	$220,236
Restricted cash	-	300
Trading securities	231	179
Prepaid expenses and other current assets	1,092	8,416
Amounts due from subsidiaries and VIEs	7,988	29,805
Deferred tax assets - current	-	195

Total current assets	251,153	259,131

Acquired intangible assets, net	1,505	3,923
Investments in subsidiaries and VIEs	120,617	219,380
Cost method investment	929	1,379
Deferred tax assets - noncurrent	457	440

TOTAL ASSETS	$374,661	$484,253

LIABILITIES
Current liabilities:

Accrued expenses and other current	821	2,470
Deferred revenue-current	-	730
Amounts due to subsidiaries and VIEs	1,316	1,316

Total current liabilities	2,137	4,516

Deferred revenue-noncurrent	1,671	1,641

TOTAL LIABILITIES	$3,808	$6,157

EQUITY
Qihoo 360 Technology Co. Ltd. shareholders' equity
Class A ordinary shares ($0.001 par value; 378,000,000 and 378,000,000 shares authorized as of
December 31, 2011 and 2012, respectively; 109,392,815 and 123,472,524 shares issued
and outstanding as of December 31, 2011 and 2012, respectively)	109	123
Class B ordinary shares ($0.001 par value; 122,000,000 and 122,000,000 shares authorized as of
December 31, 2011 and 2012, respectively; 69,636,436 and 60,684,573 shares issued
and outstanding as of December 31, 2011 and 2012, respectively)	70	61
Additional paid-in capital	363,021	420,662
Accumulated other comprehensive income	6,263	9,114
Retained earnings	1,390	48,136

Total shareholders' equity	370,853	478,096

TOTAL EQUITY	370,853	478,096

TOTAL LIABILITIES AND EQUITY	$374,661	$484,253

Condensed Financial Information of Parent Company Statements of Operations

	For the year ended December 31,
	2010	2011	2012

Cost of revenues	-	16	4

Operating expenses:
Selling and marketing	524	31,473	21,289
General and administrative	359	6,788	10,815
Product development	3,394	12,283	21,782

Total operating expenses	4,277	50,544	53,886

Loss from operations	(4,277)	(50,560)	(53,890)

Interest income	72	1,662	4,702
Other income	-	-	1,277
Exchange (loss) gain	(148)	6,514	412
Impairment loss on long-term investments	-	(666)	-
Change in unrealized holding loss of trading securities	-	(220)	(52)

Loss before income tax expense and earnings from subsidiary and VIEs	(4,353)	(43,270)	(47,551)
Income in earnings of subsidiaries and VIEs	12,861	58,873	94,639

Income before income tax expense	8,508	15,603	47,088
Income tax expense	-	-	(342)

Net income attributable to Qihoo 360 Technology Co. Ltd.	8,508	15,603	46,746

Accretion of Series A convertible participating redeemable preferred shares	815	203	-
Accretion of Series B convertible participating redeemable preferred shares	1,250	313	-
Accretion of Series C convertible participating redeemable preferred shares	978	255	-

Net income attributable to ordinary shareholders of Qihoo 360 Technology Co. Ltd.	$5,465	$14,832	$46,746

Condensed Financial Information of Parent Company Statements of Comprehensive Income
	For the year ended December 31,
	2010	2011	2012

Net income	$8,508	$15,603	$46,746

Other comprehensive income, net of tax:
Foreign currency translation adjustments	1,325	3,246	2,851

Other comprehensive income	1,325	3,246	2,851

Comprehensive income	9,833	18,849	49,597

Add: Comprehensive loss attributable to noncontrolling interest	-	-	-

Comprehensive income attributable to Qihoo 360 Technology Co. Ltd.	$9,833	$18,849	$49,597

Condensed Financial Information of Parent Company Statements of Changes in Equity
								Total
								Qihoo 360
						Accumulated	(Accumulated	Technology
					Additional	other	deficit)	Co. Ltd.
	Ordinary shares		Shares to be issued		paid-in	comprehensive	retained	shareholders'
	Shares	Amount	Shares	Amount	capital	income	earnings	equity

Balance as of January 1, 2010	65,339,960	$65	2,703,236	$3,558	$5,011	$1,692	$(18,907)	$(8,581)
Issuance of ordinary shares in connection with business acquisitions and share-based compensation arrangement	5,642,720	6	(2,125,176)	(3,183)	3,177	-		-
Issuance of ordinary shares in connection with exercise of share options	578,060	1	(578,060)	(375)	374	-		-
Share-based compensation	-	-	-	-	4,006	-		4,006
Accretion of Series A convertible participating redeemable preferred shares	-	-	-	-	-	-	(815)	(815)
Accretion of Series B convertible participating redeemable preferred shares	-	-	-	-	-	-	(1,250)	(1,250)
Accretion of Series C convertible participating redeemable preferred shares	-	-	-	-	-	-	(978)	(978)
Net income	-	-	-	-	-	-	8,508	8,508
Foreign currency translation adjustments	-	-	-	-	-	1,325	-	1,325
Balance as of December 31, 2010	71,560,740	72	-	-	12,568	3,017	(13,442)	2,215
Accretion of Series A convertible participating redeemable preferred shares	-	-	-	-	-	-	(203)	(203)
Accretion of Series B convertible participating redeemable preferred shares	-	-	-	-	-	-	(313)	(313)
Accretion of Series C convertible participating redeemable preferred shares	-	-	-	-	-	-	(255)	(255)
Issuance of ordinary shares in connection with share-based compensation arrangements	3,059,779	3	-	-	-	-	-	3
Share-based compensation	-	-	-	-	47,989	-	-	47,989
Issuance of ordinary shares in connection with exercise of options	31,172	-	-	-	48	-	-	48
Issuance of ordinary shares upon initial public offering ("IPO"), net of offering costs of $2,342	26,063,544	26	-	-	231,523	-	-	231,549
Conversion of participating redeemable preferred shares to ordinary shares	78,314,016	78	-	-	70,893	-	-	70,971
Net income	-	-	-	-	-	-	15,603	15,603
Foreign currency translation adjustments	-	-	-	-	-	3,246		3,246
Balance as of December 31, 2011	179,029,251	$179	-	$-	$363,021	$6,263	$1,390	$370,853

Issuance of ordinary shares in connection with share-based
compensation arrangements	3,512,394	3	-	-	-	-	-	3
Share-based compensation					50,605	-	-	50,605
Issuance of ordinary shares in connection with exercise of options	1,615,452	2	-	-	6,963	-	-	6,965
Disposal of noncontrolling interest in subsidiaries	-	-	-	-	73	-	-	73
Net income	-	-	-	-	-	-	46,746	46,746
Foreign currency translation adjustments	-	-	-	-	-	2,851	-	2,851

Balance as of December 31, 2012	184,157,097	$184	-	$-	$420,662	$9,114	$48,136	$478,096

Condensed Financial Information of Parent Company Statements of Cash Flow
	For the year ended December 31,
	2010	2011	2012
Cash flows from operating activities:
Net income	8,508	15,603	46,746
Adjustments to reconcile net income to net cash provided by operating activities:
Share-based compensation	4,006	47,989	50,605
Gain from investments in subsidiaries and VIEs	(12,861)	(58,873)	(94,639)
Depreciation and amortization	149	243	582
Unrealized holding loss on trading securities	-	220	52
Loss from impairment of long-term investments	-	666	-
Prepaid expenses and other current assets	(599)	(352)	(2,307)
Deferred taxes	-	(457)	(178)
Accrued expenses and other current liabilities	269	92	149
Deferred revenue	-	1,671	700
Amount due from/to subsidiaries and VIEs	(19)	(20)	(21,816)

Net cash (used in) provided by operating activities	(547)	6,782	(20,106)

Cash flows from investing activities:
Restricted cash	-	-	(300)
Purchase of intangible assets	(1,096)	-	(1,500)
Net cash paid for business acquisition	(2,260)	-	-
Purchase of trading securities	-	(451)	-
Capital contribution for cost method investments	-	(929)	(450)
Investment in subsidiaries	-	(21,500)	(1,200)

Net cash used in investing activities	(3,356)	(22,880)	(3,450)

Cash flows from financing activities:
Proceeds from issuance of Series C convertible participating
redeemable preferred shares	20,000	-	-
Payment of issuance costs of Series C convertible participating
redeemable preferred shares	(78)	-	-
Proceeds from exercise of share options	375	20	2,089
Proceeds from issuance of ordinary shares upon IPO	-	234,312	-
Payment of IPO costs	-	(2,339)	-
Payment for share repurchase	-	-	(139)

Net cash provided by financing activities	20,297	231,993	1,950

Net increase (decrease) in cash and cash equivalents	16,394	215,895	(21,606)
Cash and cash equivalents at beginning of year	9,553	25,947	241,842

Cash and cash equivalents at end of year	25,947	241,842	220,236